COMMITMENTS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	May 31, 2014 M D	Nov. 30, 2013
Commitments 1		3.50%
Commitments 2		16.00%
Commitments 3		$ 15,000
Commitments 4		50,000
Commitments 5		50,000
Commitments 6		150,000
Commitments 7		750,000
Commitments 8		2,000,000
Commitments 9		150,000,000
Commitments 10		5,563,809
Commitments 11		1,000
Commitments 12		80,000
Commitments 13		1,390,952
Commitments 14		509,622
Commitments 15		34.57%
Commitments 16		50,000
Commitments 17		20,000
Commitments 18		50,000
Commitments 19		3,000
Commitments 20		1.50%
Commitments 21		12,500
Commitments 22		36,000
Commitments 23		10,217
Commitments 24		1
Commitments 25		0.2838
Commitments 26		1,000,000
Commitments 27		1,500,000
Commitments 28		1,000,000
Commitments 29		72,000
Commitments 30		20,433
Commitments 31		1
Commitments 32		0.2838
Commitments 33		10,000
Commitments 34		2,838
Commitments 35		1
Commitments 36		0.2838
Commitments 37		2,000,000
Commitments 38		100,000
Commitments 39		2,000,000
Commitments 40		100,000
Commitments 41		74,000
Commitments 42		92,000
Commitments 43		3,000,000
Commitments 44		15,000
Commitments 45		125
Commitments 46		300
Commitments 47		2,400
Commitments 48		260,000
Commitments 49		70,000
Commitments 50		180,000
Commitments 51		982,358
Commitments 52		1,473,537
Commitments 53		25.00%
Commitments 54		255,413
Commitments 55		16.00%
Commitments 56		6,144
Commitments 57		606,500
Commitments 58		80.00%
Commitments 59		87,000
Commitments 1	3.50%
Commitments 2	16.00%
Commitments 3	15,000
Commitments 4	50,000
Commitments 5	50,000
Commitments 6	150,000
Commitments 7	750,000
Commitments 8	2,000,000
Commitments 9	150,000,000
Commitments 10	5,563,809
Commitments 11	1,000
Commitments 12	74,000
Commitments 13	92,000
Commitments 14	114,000
Commitments 15	80,000
Commitments 16	1,390,952
Commitments 17	509,622
Commitments 18	34.57%
Commitments 19	50,000
Commitments 20	20,000
Commitments 21	50,000
Commitments 22	$ 0.001
Commitments 23	982,358
Commitments 24	1,473,537
Commitments 25	25.00%
Commitments 26	255,413
Commitments 27	368,393
Commitments 28	1,473,537
Commitments 29	90
Commitments 30	623,806
Commitments 31	$ 0.001
Commitments 32	16.00%
Commitments 33	12,463
Commitments 34	606,500
Commitments 35	230,030
Commitments 36	3,000,000
Commitments 37	$ 0.52
Commitments 38	1,000,000
Commitments 39	1,000,000
Commitments 40	12
Commitments 41	2,000,000
Commitments 42	30
Commitments 43	$ 744,000